NEWBUILDINGS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 carriers contract	Dec. 31, 2011 carriers contract	Dec. 31, 2010
NEWBUILDINGS [Abstract]
Interest capitalized in the cost of newbuildings	$ 332,000	$ 438,000	$ 308,000
Number of newbuilding contracts	5	10
Accumulated costs of newbuildings	$ 69,200,000	$ 123,800,000
Number of drybulk carriers delivered	5	4